Credit risk concentrations (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Summary of credit exposure
The following tables summarize the credit exposure of the Bank by business sector and by geographic region. The on-balance sheet exposure amounts disclosed are net of specific allowances and the off-balance sheet exposure amounts disclosed are gross of collateral held.

	December 31, 2017			December 31, 2016
Business sector	Loans	Off-balance sheet	Total credit exposure	Loans	Off-balance sheet	Total credit exposure
Banks and financial services	459,132	390,278	849,410	321,680	393,148	714,828
Commercial and merchandising	261,560	193,583	455,143	266,976	139,264	406,240
Governments	153,952	85,807	239,759	112,857	709	113,566
Individuals	2,274,632	114,215	2,388,847	2,299,852	108,810	2,408,662
Primary industry and manufacturing	59,532	9,567	69,099	34,304	2,095	36,399
Real estate	439,595	2,225	441,820	418,946	12,467	431,413
Hospitality industry	144,808	73	144,881	142,707	4,353	147,060
Transport and communication	5,494	—	5,494	5,665	—	5,665
Sub-total	3,798,705	795,748	4,594,453	3,602,987	660,846	4,263,833
General allowance	(21,843)	—	(21,843)	(32,509)	—	(32,509)
Total	3,776,862	795,748	4,572,610	3,570,478	660,846	4,231,324

	December 31, 2017				December 31, 2016
Geographic region	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Australia	113,920	—	—	113,920	14,242	—	—	14,242
Barbados	—	3,750	—	3,750	—	7,500	—	7,500
Belgium	4,767	—	—	4,767	1,722	—	—	1,722
Bermuda	14,512	2,132,918	418,850	2,566,280	23,505	2,105,195	322,554	2,451,254
Canada	386,322	—	—	386,322	514,861	—	—	514,861
Cayman	67,942	669,767	229,731	967,440	40,356	706,994	231,211	978,561
Guernsey	3	292,806	41,648	334,457	1	337,037	107,081	444,119
Japan	12,852	—	—	12,852	20,963	—	—	20,963
New Zealand	7,951	—	—	7,951	785	—	—	785
Norway	25,440	—	—	25,440	42,477	—	—	42,477
Saint Lucia	—	120,000	—	120,000	—	65,117	—	65,117
South Africa	1,726	—	—	1,726	71	—	—	71
Sweden	505	—	—	505	1,550	—	—	1,550
Switzerland	5,743	—	—	5,743	5,833	—	—	5,833
The Bahamas	1,652	17,451	—	19,103	2,822	23,860	—	26,682
United Kingdom	775,853	562,013	105,519	1,443,385	1,224,263	357,284	—	1,581,547
United States	544,703	—	—	544,703	876,642	—	—	876,642
Other	—	—	—	—	126	—	—	126
Sub-total	1,963,891	3,798,705	795,748	6,558,344	2,770,219	3,602,987	660,846	7,034,052
General allowance	—	(21,843)	—	(21,843)	—	(32,509)	—	(32,509)
Total	1,963,891	3,776,862	795,748	6,536,501	2,770,219	3,570,478	660,846	7,001,543